S-K 1603(b) Conflicts of Interest	Jul. 24, 2026
Officers or Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        none of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        in the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors and Executive Officers” for a description of our management’s other affiliations.

Initial shareholders [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        our initial shareholders, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors will agree to waive their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units will be used to fund the redemption of our public shares, and the private